Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Information on Leases	Information on leases:
	Year ended December 31,
	2024	2023	2022
	USD in thousands

Interest expense on lease liabilities	193	181	258
Total cash outflow for leases	1,017	1,711	2,240

Schedule of Right-of-Use Assets, Net	Disclosures in respect of right-of-use assets, net:
	Office lease	Motor Vehicles	Total
	USD in thousands
Cost:

Balance as of January 1,2024	4,124	2,418	6,542
Additions during the year:
New leases	-	633	633
Terminated lease	-	(25)	(25)
Classification	-	(168)	(168)
Adjustments arising from indexation	47	-	47
Adjustments arising from translating financial statements from functional currency to presentation currency	(22)	(7)	(29)

Balance as of December 31,2024	4,149	2,851	7,000

Accumulated depreciation:

Balance as of January 1,2024	2,532	1,500	4,032
Additions during the year:
Depreciation in the year	343	452	795
Adjustments arising from translating financial statements from functional currency to presentation currency	22	(1)	21

Balance as of December 31,2024	2,897	1,951	4,848

Depreciated cost as of December 31,2024	1,252	900	2,152
	Office lease	Motor Vehicles	Total
	USD in thousands
Cost:

Balance as of January 1, 2023	7,231	1,794	9,025
Additions during the year:
New leases	-	643	643
Terminated lease	(2,961)	(80)	(3,041)
Classification	-	71	71
Adjustments arising from indexation	137	-	137
Other	(19)	-	(19)
Adjustments arising from translating financial statements from functional currency to presentation currency	(264)	(10)	(274)

Balance as of December 31, 2023	4,124	2,418	6,542

Accumulated depreciation:

Balance as of January 1, 2023	1,528	990	2,518
Additions during the year:
Depreciation in the year	1,033	530	1,563
Adjustments arising from translating financial statements from functional currency to presentation currency	(29)	(20)	(49)

Balance as of December 31, 2023	2,532	1,500	4,032

Depreciated cost as of December 31, 2023	1,591	918	2,510